Document And Entity Information	12 Months Ended
Dec. 31, 2023
Document Information Line Items
Entity Registrant Name	Pheton Holdings Ltd
Document Type	POS AM
Amendment Flag	true
Amendment Description	The registrant is filing this post-effective amendment no. 1 to Form F-1 (the “Post-Effective Amendment No. 1”) to update its Registration Statement on Form F-1, as amended (File No. 333-274944) (the “Registration Statement”), initially filed by the Company with the U.S. Securities and Exchange Commission (the “SEC”) on October 11, 2023 and originally declared effective by the SEC on March 29, 2024, to include the audited consolidated financial statements for the fiscal year ended December 31, 2023, and to update certain other information contained herein.The information included in this Post-Effective Amendment No. 1 amends the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1 and no securities have been sold under the Registration Statement. All applicable registration fees were paid at the time of the original filing of the Registration Statement on October 11, 2023.This Post-Effective Amendment No. 1 contains two prospectuses, as set forth below.• Public Offering Prospectus. A prospectus to be used for the initial public offering of 2,500,000 Class A ordinary shares of the Registrant (the “Public Offering Prospectus”) through the underwriters named on the cover page of the Public Offering Prospectus.• Resale Prospectus. A prospectus to be used for the resale by the Selling Shareholders (defined below) set forth therein of 1,250,000 Class A ordinary shares (the “Resale Prospectus”), to be sold once our Class A ordinary shares begin trading on the Nasdaq Capital Market and from time to time thereafter.The Resale Prospectus and the Public Offering Prospectus are substantively identical, except for the following distinctions:• they contain different front covers and back covers;• they contain different Offering sections;• they contain different Use of Proceeds sections;• the Capitalization and Dilution sections of the Public Offering Prospectus are deleted from the Resale Prospectus;• references in the Public Offering Prospectus to the Resale Prospectus are deleted from the Resale Prospectus;• the Underwriting section from the Public Offering Prospectus is deleted from the Resale Prospectus;• a Selling Shareholders section is included in the Resale Prospectus;• a Selling Shareholders’ Plan of Distribution is included in the Resale Prospectus; and• the Resale Prospectus deletes the reference to counsel for the Representative of the underwriters in the Legal Matters section.The Registrant has included in this registration statement, after the back cover page of the Public Offering Prospectus, the Resale Prospectus with alternate pages reflecting the foregoing differences.
Entity Central Index Key	0001970544
Entity Filer Category	Non-accelerated Filer
Document Period End Date	Dec. 31, 2023
Entity Emerging Growth Company	true
Entity Ex Transition Period	true